Average Annual Total Returns{- Fidelity® Mid Cap Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® Mid Cap Enhanced Index Fund	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years
Total	27.35%	8.07%	12.58%	26.18%	6.72%	11.05%	16.95%	6.14%	10.05%	30.54%	9.33%	13.19%